Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 7		$ 34,903		$ (15,294)	$ 19,616
Balance, shares at Dec. 31, 2021	7,122
Stock based compensation			1,638			1,638
Net loss					(9,468)	(9,468)
Balance at Dec. 31, 2022	$ 7		36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Stock based compensation			1,056			1,056
Issuance of shares upon RSU vesting		[1]		[1]
Issuance of shares upon RSU vesting, shares	25
Issuance expenses	$ 3		13,818			13,821
Issuance of shares and warrants, shares	3,294
Net loss					(8,104)	(8,104)
Balance at Sep. 30, 2023	$ 10		51,415		(32,866)	18,559
Balance, shares at Sep. 30, 2023	10,441
Balance at Dec. 31, 2022	$ 7		36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Stock based compensation			1,664			1,664
Issuance of shares upon RSU vesting				[2]
Issuance of shares upon RSU vesting, shares	28
Issuance expenses	$ 3		13,799			13,802
Issuance of shares and warrants, shares	3,294
Net loss					(9,445)	(9,445)
Balance at Dec. 31, 2023	$ 10		52,004		(34,207)	17,807
Balance, shares at Dec. 31, 2023	10,444
Balance at Jun. 30, 2023	$ 10		51,110		(30,324)	20,796
Balance, shares at Jun. 30, 2023	10,437
Stock based compensation			371			371
Issuance of shares upon RSU vesting		[1]		[1]
Issuance of shares upon RSU vesting, shares	4
Issuance expenses			(66)			(66)
Net loss					(2,542)	(2,542)
Balance at Sep. 30, 2023	$ 10		51,415		(32,866)	18,559
Balance, shares at Sep. 30, 2023	10,441
Balance at Dec. 31, 2023	$ 10		52,004		(34,207)	17,807
Balance, shares at Dec. 31, 2023	10,444
Stock based compensation			1,500			1,500
Issuance of shares upon RSU vesting		[3]		[3]
Issuance of shares upon RSU vesting, shares	19
Net loss					(8,211)	(8,211)
Issuance of shares	$ 3		9,815			9,818
Issuance of shares, shares	2,145
Balance at Sep. 30, 2024	$ 13		63,319		(42,418)	20,914
Balance, shares at Sep. 30, 2024	12,608
Balance at Jun. 30, 2024	$ 10		52,967		(39,551)	13,426
Balance, shares at Jun. 30, 2024	10,458
Stock based compensation			537			537
Issuance of shares upon RSU vesting		[3]		[3]
Issuance of shares upon RSU vesting, shares	5
Net loss					(2,867)	(2,867)
Issuance of shares	$ 3		9,815			9,818
Issuance of shares, shares	2,145
Balance at Sep. 30, 2024	$ 13		$ 63,319		$ (42,418)	$ 20,914
Balance, shares at Sep. 30, 2024	12,608

[1]	Represents an amount less than $1 thousand
[2]	Represents an amount less than $1 thousand.
[3]	Represents an amount less than $1 thousand